Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other comprehensive income	Net income (loss)	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2022							80,212,069	14,095
Balance at beginning of period at Dec. 31, 2022	€ 54,151,000	€ 4,011,000	€ 379,637,000	€ (272,213,000)	€ 819,000	€ (58,103,000)
Net income (loss)	1,718,000					1,718,000
Actuarial gains on defined benefit obligations	101,000				101,000
Foreign currency translation loss	146,000				146,000
Total comprehensive income (loss)	1,965,000			0	247,000	1,718,000
Allocation of prior period income (loss)	0			(58,103,000)		58,103,000
Exercise and subscription of equity instruments (in shares)							304,553
Exercise and subscription of equity instruments	348,000	15,000	333,000
Shared-based payment	1,400,000		1,400,000
Balance at end of period (in shares) at Jun. 30, 2023							80,516,622	14,095
Balance at end of period at Jun. 30, 2023	57,863,000	4,027,000	381,371,000	(330,315,000)	1,064,000	1,718,000
Balance at beginning of period (in shares) at Dec. 31, 2023							80,860,563	14,090
Balance at beginning of period at Dec. 31, 2023	51,901,000	4,044,000	384,255,000	(329,323,000)	495,000	(7,570,000)
Net income (loss)	(24,764,000)					(24,764,000)
Actuarial gains on defined benefit obligations	116,000				116,000
Foreign currency translation loss	(257,000)				(257,000)
Total comprehensive income (loss)	(24,905,000)				(141,000)	(24,764,000)
Allocation of prior period income (loss)	0			(7,570,000)		7,570,000
Exercise and subscription of equity instruments (in shares)							106,844
Exercise and subscription of equity instruments	93,000	5,342	88,003
Shared-based payment	1,706,000		1,706,000
Balance at end of period (in shares) at Jun. 30, 2024							80,967,407	14,090
Balance at end of period at Jun. 30, 2024	€ 28,796,000	€ 4,049,075	€ 386,049,000	€ (336,893,000)	€ 354,000	€ (24,764,000)